Pensions - assets, portfolio weighting (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Company contributions	$ 100
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	36.50%	37.50%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	31.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	43.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	92.00%	92.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	8.00%	8.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	44.90%	41.70%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	36.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	48.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	31.00%	32.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	69.00%	68.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	12.30%	14.30%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Money market instruments [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	55.00%	67.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	45.00%	32.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.30%	6.10%
Real estate properties owned by Equinor Pension	$ 417	$ 447
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%
Other assets [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	0.00%	0.40%